Prepaid And Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid And Other Current Assets [Abstract]
Prepaid And Other Current Assets

8. PREPAID AND OTHER CURRENT ASSETS

	As of December 31, (in thousands)
	2010 (As restated)	2011
Shareholder loan to Shanghai Jingmao	$4,983	$—
Employee receivables	3,635	4,809
VAT refund receivables	1,214	2,235
Deposits	276	1,899
Others	2,828	2,667

Total	$12,936	$11,610